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           PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS
--------------------------------------------------------------------------------







                              GROWTH FUND OF ISRAEL

---------------------
  December 31, 1996
---------------------

                             GROWTH FUND OF ISRAEL
                             PORTFOLIO COMPOSITION

Investments as of December 31, 1996


COMMON STOCK--71.9% OF TOTAL NET ASSETS


 SHARES  DESCRIPTION                                              VALUE (A)
--------------------------------------------------------------------------------
         BANKS--4.5%
 13,600  Investment Company of Bank Hapoalim, Ltd. (c)            $   466,485
                                                                  -----------
         BROADCASTING--4.0%
 26,500  Matav Cable Systems Media, Ltd. (ADR) (c) (d)                414,062
                                                                  -----------
         CHEMICALS--9.2%
 95,100  Israel Petrochemical Enterprises, Ltd. (c)                   442,707
 81,036  Makhteshim Chemical Works,  Ltd. (c)                         510,894
                                                                  -----------
                                                                      953,601
         COMPUTER SOFTWARE & SERVICES--1.5%
  8,700  Nice Systems, Ltd. (ADR) (c) (d)                             156,600
                                                                  -----------
         DIVERSIFIED CONGLOMERATES--11.8%
 30,100  Koor Industries, Ltd. (ADR) (d)                              511,700
 10,800  Tadiran, Ltd. (ADR) (d)                                      303,750
 52,500  The Blue Square Chain Stores, Ltd. (c)                       411,105
                                                                  -----------
                                                                    1,226,555
         DRUGS & HEALTH CARE--7.9%
 28,750  Agis Industries, Ltd. (c)                                    210,593
 12,150  Teva Pharmaceutical Industries, Ltd. (ADR) (d)               610,537
                                                                  -----------
                                                                      821,130
                                                                  -----------
         ELECTRIC--4.3%
 42,800  Tower Semi Conductor, Ltd. (c)                               449,400
                                                                  -----------
         ELECTRONICS--4.3%
 30,750  Orbotech, Ltd. (ADR) (c) (d)                                 442,031
                                                                  -----------
         FOOD & BEVERAGES--5.9%
124,548  Elite Industries, Ltd. (c)                                   605,903
                                                                  -----------
         MISCELLANEOUS--5.1%
 45,117  Elbit Medical Imaging, Ltd                                   187,771
 45,117  Elbit Systems, Ltd                                           345,222
                                                                  -----------
                                                                      532,993
                                                                  -----------
         PAPER--4.3%
 10,800  American Israeli Paper Mills                                 444,060
                                                                  -----------
         TELECOMMUNICATION--9.1%
218,300  Bezeq (c)                                                    529,649
 18,500  Tadiran Telecommunications, Ltd. (ADR) (c) (d)               413,937
                                                                  -----------
                                                                      943,586
                                                                  -----------
         Total Common Stock (Identified Cost $6,890,230)            7,456,406
                                                                  -----------

SHORT TERM INVESTMENTS--29.5%

  FACE
  AMOUNT
--------------------------------------------------------------------------------
$1,559,000   Repurchase agreement with State Street Bank &
               Trust Co., dated 12/31/96 at 5.750% to be
               repurchased at $1,559,498 on 1/02/97
               collateralized by $1,245,000 U.S. Treasury
               Bond due 8/15/17 with a value of $1,595,546           1,559,000
   500,000   American Express Credit Corp., 6.300%, 1/02/97            500,000
   500,000   Ford Motor Credit Co., 5.800%, 1/03/97                    500,000
   500,000   General Electric Capital Corp., 5.650%, 1/02/97           500,000
                                                                  ------------
             Total Short Term Investments
               (Identified Cost $3,059,000)                          3,059,000
                                                                  -------------
             Total Investments--101.4% (Identified Cost
               $9,949,230) (b)                                      10,515,406
             Other assets less liabilities                            (148,915)
                                                                  -------------
             Total Net Assets--100%                               $ 10,366,491
                                                                  ============

               See accompanying notes to the financial statements

GROWTH FUND OF ISRAEL
FOOTNOTES AS OF 12/31/96


(a)See Note 1a.

(b)Federal Tax Information: At December 31, 1996 the net unrealized appreciation on investments based on cost of $9,949,230 for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all invesments in
    which there is an excess of value over tax cost.               $1,045,340

   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value.                 (478,545)
                                                                   -----------
   Net unrealized appreciation.                                    $  566,795
                                                                   ==========

(c)Non-income producing security.

(d)An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The value of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.



               See accompanying notes to the financial statements

GROWTH FUND OF ISRAEL

Statement of Assets & Liabilities
December 31, 1996

ASSETS

        Investments at value                                      $10,515,406
        Cash                                                          142,077
        Foreign cash at value (Cost $54,668)                           55,289
        Receivable for:
                Fund shares sold                                          300
                Dividends and interest                                    496
                                                                  -----------
LIABILITIES                                                        10,713,568
        Payable for:
                Fund shares redeemed              $   142,544
                Payable to Custodian Bank             141,803
        Accrued expenses:
                Accounting and administrative           1,965
                Other expenses                         60,765
                                                  ------------
                                                                      347,077
                                                                  ------------
NET ASSETS                                                        $10,366,491
                                                                  ============
        Net Assets consist of:
                Capital paid in                                   $ 9,947,314
                Undistributed net investment loss                      (1,014)
                Accumulated net realized losses                      (146,604)
                Unrealized appreciation
                  on investments and foreign currency                 566,795
                                                                  -----------
NET ASSETS                                                        $10,366,491
                                                                  ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
          ($8,686,876 divided by 675,634 shares of
           beneficial interest)                                       $12.86
                                                                      ======
Offering price per share (100/94.25 of $12.86)                        $13.64*
                                                                      ======
Net asset value and offering price of Class B shares
          ($1,510,579 divided by 118,061 shares of
           beneficial interest)                                       $12.79**
                                                                      ======
Net asset value and offering price of Class C shares
          ($150,894 divided by 11,736 shares of
            beneficial interest)                                      $12.86
                                                                      ======
Identified cost of investments                                    $ 9,949,230
                                                                  ===========

 *Based upon single purchases of less than $50,000.
  Reduced sales charges apply for purchases in excess of this amount. **Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                 See accompanying notes to financial statements.

GROWTH FUND OF ISRAEL
Statement of Operations
For the Period March 15, 1996 (a) through December 31, 1996

INVESTMENT INCOME

        Dividends                                                   $179,411(b)
        Interest                                                      40,977
                                                                    --------
                                                                     220,388

        Expenses
          Management fees                            $ 91,520
          Service fees -  Class A                      17,697
          Service and distribution fees - Class  B     11,312
          Service and distribution fees - Class C       1,099
          Trustees' fees and expenses                   8,959
          Accounting and administrative                12,570
          Custodian                                    50,361
          Transfer agent                               55,360
          Audit and tax services                       25,300
          Legal                                        23,431
          Printing                                      8,991
          Registration                                 42,453
          Amortization of organization expenses        83,914
          Miscellaneous                                 4,726
                                                     --------
        Total expenses                                437,693
        Less fees waived by the investment adviser
          and distributor                             (91,520)       346,173
                                                     --------      ---------
        Net investment loss                                         (125,785)

REALIZED and UNREALIZED GAIN (LOSS) on INVESTMENTS and FOREIGN CURRENCY TRANSACTIONS

        Realized gain (loss) on:
          Investments - net                          (107,204)
          Foreign currency transactions - net         (12,280)
                                                    ---------
          Total realized loss on investments
            and foreign currency transactions        (119,484)
                                                    ---------
        Unrealized appreciation on:
          Investments - net                           566,176
          Foreign currency transactions                   619
                                                    ---------
          Total unrealized appreciation
            on investments and foreign
            currency transactions                     566,795
                                                    ---------
          Net gain on investment transactions                        447,311
                                                                    --------
NET INCREASE  IN NET ASSETS FROM OPERATIONS                         $321,526
                                                                    ========
         (a) Commencement of operations
         (b) Net of foreign taxes of:  $49,811

                 See accompanying notes to financial statements.

GROWTH FUND OF ISRAEL
Statement of Changes in Net Assets
December 31, 1996
                                                             For the period
                                                            March 15, 1996 (a)
                                                                  through
                                                             December 31, 1996
                                                             ------------------
FROM OPERATIONS

  Net investment loss                                           $  (125,785)

  Net realized loss on investments
    and foreign currency transactions                              (119,484)

  Unrealized appreciation on investments
    and foreign currency transactions                               566,795
                                                                -----------
  Increase in net assets from operations                            321,526
                                                                -----------
  Increase in net assets
    derived from capital share transactions                      10,044,965
                                                                -----------
  Total increase in net assets                                   10,366,491

NET ASSETS

  Beginning of the period                                                 0
                                                                -----------
  End of the period                                             $10,366,491
                                                                ===========
UNDISTRIBUTED NET INVESTMENT LOSS

  Beginning of the period                                       $         0
                                                                ===========

  End of the period                                             $    (1,014)
                                                                ===========

(a) Commencement of operations



                See accompanying notes to financial statements.

GROWTH FUND OF ISRAEL

Financial Highlights

                            Class A            Class B            Class C
                      -----------------  -------------------  ------------------

                        For the period     For the period      For the period
                      March 15, 1996 (a)  March 15, 1996 (a)  March 15, 1996 (a)
                           through             through             through
                      December 31, 1996   December 31, 1996   December 31, 1996
                      -----------------  -------------------  ------------------

Net Asset Value,
 Beginning of Period        $12.50             $12.50               $12.50
                            ------             ------               -------
  Income From Investment
    Operations
  -----------------------
  Net Investment loss        (0.13)(f)          (0.20)(f)            (0.20)(f)
  Net Realized and
    Unrealized Gain on
    Investments               0.49               0.49                 0.56
                            ------             ------               -------
    Total From Investment
      Operations              0.36               0.29                 0.36
                            ------             ------               -------
Net Asset Value,
  End of Period             $12.86             $12.79               $12.86
                            ======             ======               ======
Total Return (%)(b)            3.1                2.4                  2.9

Ratio of Operating Expenses
  to Average Net Assets (%)   4.05(c)            4.80(c)              4.80(c)

Ratio of Net Investment Loss
  to Average Net Assets (%)  (1.40)(c)          (2.15)(c)            (2.15)(c)

Portfolio Turnover Rate (%)     53                 53                   53

Average Commission Rate(d) $0.0181            $0.0181              $0.0181

Net Assets, End
  of Period (000)           $8,687            $ 1,511              $   151


(a)Commencement of operations

(b)A sales charge in the case of Class A Shares and a contingent deferred sales charge in the case of Class B Shares are not reflected in total return calculations. Not annualized.

(c)Computed on an annualized basis.

(d)For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

(e)The ratio of operating expenses to
   average net assets without giving effect
   to the waiver of management fee described
   in Note 3a to the Financial Statements would
   have been (%) ............  5.15(c)            5.90(c)               5.90(c)

(f) Per Share net investment income / loss has been calculated using the average shares outstanding during the year.

                 See accompanying notes to financial statements.

                           NOTES TO FINANCIAL STATEMENTS

December 31, 1996

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B and Class C shares. The Fund commenced its public offering of Class A, Class B and Class C shares on March 15, 1996. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class C shares do not pay front end or contingent deferred sales charges and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Harris Associates, L.P., the Fund's subadviser, under the supervision of the Fund's trustees.

b. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Fund learns of the dividend, and interest income is recorded on the accrual basis. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

c. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at period end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

All contracts are "marked-to-market" daily at the applicable translation rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

d. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

e. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs, foreign currency transactions and net operating losses for book and tax purposes. Permanent book and tax basis differences will result in reclassification to capital accounts.

f. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Harris Associates, L.P. is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the portfolio's ability to dispose of the underlying securities.

g. ORGANIZATION EXPENSE. Costs incurred in fiscal 1996 in connection with the Fund's organization and registration, amounting to approximately $83,914 in the aggregate, were paid by the Fund and are being amortized by the Fund over 60 months.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the period December 31, 1996 were $12,000,028 and $5,002,594 respectively.

3a. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management L.P. ("NEFM") at the annual rate of 1.10% of the Fund's average daily net assets. NEFM pays the Fund's investment subadviser, Harris Associates, L.P. ("Harris Associates"), a fee at the annual rate of 0.70% of the first $50 million of the Fund's average daily net assets, and 0.60% of such assets in excess of $50 million. NEFM pays the Fund's special economic and market subadviser, Batchua Securities and Investments, Ltd. ("Batchua Securities"), a fee at the annual rate of 0.10% of the Fund's average daily assets. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Harris Associates are wholly owned subsidiaries of New England Investment Companies, L.P. which is a subsidiary of Metropolitan Life Insurance Company ("Met Life"). Fees earned by NEFM and those paid by NEFM to Harris Associates and Batchua Securities during the period ended December 31, 1996, are as follows:

FEES EARNED                     FEES PAID
  BY NEFM                        BY NEFM
-----------                     ---------
$ 91,520 (a)                        --               NEFM
    --                           $ 58,240            Harris Associates
    --                              2,775            Batchua Securities
--------                         --------
$ 91,520 (a)                     $ 61,015
========                         ========


(a) NEFM has agreed to waive its management fees from the commencement of operations of the Fund until further notice.

b. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of New England Investment Companies, L.P. and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended December 31, 1996, these expenses amounted to $12,570 and are shown separately in the financial statements as accounting and administrative.

c. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the period ended December 31, 1996, the Fund paid New England Funds $44,999 as compensation for its services in that capacity.

d. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the period ended December 31, 1996, the Fund paid New England Funds $17,697 in fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the period ended December 31, 1996 the Fund paid New England Funds $2,828 and $275 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plan, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the period ended December 31, 1996, the Fund paid New England Funds $8,484 and $824 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the period ended December 31, 1996 amounted to $135,588.

e. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, New England Investment Companies or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

            Annual Retainer                         $714
            Meeting Fee                             $114/meeting
            Committee Meeting Fee                   $68/meeting

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARE TRANSACTIONS. At December 31, 1996 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital stock. Transactions in capital shares were as follows:

                                             FOR THE PERIOD MARCH 15, 1996 (A)
                                                 THROUGH DECEMBER 31, 1996
                                             ---------------------------------
CLASS A                                       SHARES                  AMOUNT
-------                                      --------                --------

Shares sold...............................    780,662              $ 9,777,405
Shares repurchased........................   (105,028)              (1,331,150)
                                             --------              -----------
Net increase..............................    675,634              $ 8,446,255
                                             --------              -----------

                                             FOR THE PERIOD MARCH 15, 1996 (A)
                                                 THROUGH DECEMBER 31, 1996
                                             ---------------------------------
CLASS B                                       SHARES                  AMOUNT
-------                                      --------                --------

Shares sold...............................    165,732              $ 2,064,825
Shares repurchased........................    (47,672)                (609,844)
                                              -------              -----------
Net increase..............................    118,060              $ 1,454,981
                                              -------              -----------

                                             FOR THE PERIOD MARCH 15, 1996 (A)
                                                 THROUGH DECEMBER 31, 1996
                                             ---------------------------------
CLASS C                                       SHARES                  AMOUNT
-------                                      --------                --------

Shares sold...............................     17,212              $   213,730
Shares repurchased........................     (5,476)                 (70,001)
                                              -------              -----------
Net increase..............................     11,736              $   143,729
                                              -------              -----------
Increase derived from capital
 share transactions.......................    805,430              $10,044,965
                                              -------              -----------
(a) Commencement of operations.

5. SUBSEQUENT EVENTS. On December 10, 1996, the Board of Trustees approved a proposal to liquidate the Fund effective January 31, 1997. The Fund's liquidation represented a taxable disposition of assets to shareholders and shareholders elected one of three action plans to take with the proceeds of their Fund shares: an automatic exchange for shares of New England Star Worldwide Fund if no action was taken, an exchange for shares of any other New England Fund they selected, or shares could be exchanged for cash.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of GROWTH FUND OF ISRAEL

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects , the financial position of Growth Fund of Israel ("the Fund") at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period March 15, 1996 (Commence of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 1996 by correspondence with the custodian provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP

Boston, Massachusetts
February 17, 1997